Shareholder Report, Holdings (Details) - C000122237	Jun. 30, 2026
316175108 | Fidelity Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.80%
512807306 | Lam Research Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
G7997R103 | Seagate Technology Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	3.20%
219350105 | Corning, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
458140100 | Intel Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
231021106 | Cummins, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.80%
46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	2.60%
192576106 | Cohu, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
61747C582 | MSILF Treasury Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Health Care002824100
Holdings [Line Items]
Percent of Total Investments	92.90%
Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	7.10%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Media
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Financials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Technology
Holdings [Line Items]
Percent of Net Asset Value	30.90%